Segments	3 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Segments
14.
SEGMENTS

Operating segments are defined as components of an entity for which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM, who is the Chief Executive Officer, evaluates the Group’s results in a number of ways, but the primary basis for allocating resources and assessing performance is based on product.

The Group’s reportable segments are River and Ocean. The Group defines its products based on the type of cruise offering and language of the cruise service. The River segment provides river cruises outside the United States to English-speaking passengers. The Ocean segment provides ocean cruises to English-speaking passengers. Other includes operating segments that are not individually reportable, consisting of expedition cruises for English-speaking passengers (“Expedition”), Mississippi River cruises for English-speaking passengers and Viking Asia, which includes cruises in languages other than English provided by the Group and the results of the China JV Investment (see Note 18). The Group typically designates the language of the cruise service by vessel for each cruise season, such that in any individual season, the vessel provides service in a single language for the entire season. In cases where a vessel changes its language service during the season, such as the Viking Yi Dun, each individual sailing is designated for a specific language, such that any single cruise is provided in a single language. See Note 4 for disaggregation of percentage of passengers by source market.

Operating loss is the primary profitability metric the CODM uses to assess performance and allocate resources. Expenses attributable to multiple segments are allocated based on measures that are determined to relate most closely to the expenses, which are generally relative revenues, relative passengers booked, or relative passengers sailed for a particular period. The nature of cruise operating expenses is consistent across all operating segments.

Longship river vessels can be utilized in either River or Viking Asia, and may change between these products in different years. Ocean and expedition ships include ships for both Ocean and Expedition. See Note 8. River vessel charters and ocean ship accommodation agreements are recognized as right-of-use assets.

The Group typically finances its vessels and ships with loans or financial liabilities that are secured by the related vessels and ships. See Note 10.

Set forth below are results for the Group’s segments for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31, 2025
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$214,083	$558,978	$123,995	$897,056
Total cruise operating expenses	(198,209)	(316,548)	(78,904)	(593,661)
Other operating expenses
Selling and administration	(111,009)	(94,502)	(38,351)	(243,862)
Depreciation and amortization	(25,151)	(33,925)	(9,724)	(68,800)
Total other operating expenses	(136,160)	(128,427)	(48,075)	(312,662)
Operating (loss) income	$(120,286)	$114,003	$(2,984)	$(9,267)

	Three Months Ended March 31, 2024
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$165,431	$447,680	$105,044	$718,155
Total cruise operating expenses	(162,251)	(267,409)	(74,265)	(503,925)
Other operating expenses
Selling and administration	(109,936)	(73,644)	(36,238)	(219,818)
Depreciation and amortization	(25,791)	(27,844)	(11,908)	(65,543)
Total other operating expenses	(135,727)	(101,488)	(48,146)	(285,361)
Operating (loss) income	$(132,547)	$78,783	$(17,367)	$(71,131)